REVENUES - Revenues by Type (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 6,007	$ 11,149	$ 12,064	$ 22,381
Other revenues	688	797	1,380	1,580
Total revenues	6,695	11,946	13,444	23,961
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,974	7,141	4,039	14,164
Other revenues	405	444	832	883
Total revenues	2,379	7,585	4,871	15,047
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	485	592	955	1,138
Other revenues	279	350	540	690
Total revenues	764	942	1,495	1,828
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,548	3,416	7,070	7,079
Other revenues	4	3	8	7
Total revenues	$ 3,552	$ 3,419	$ 7,078	$ 7,086